Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 0	$ 0
Operating expenses:
Research and development, including patent cost of $42,259 for the year ended December 31, 2017	(51,618)	(88,928)	(10,437)
Selling, general and administrative	(5,927)	(9,053)	(1,931)
Loss from operations	(57,545)	(97,981)	(12,368)
Foreign exchange (loss) gain, net	(455)	555	(195)
Interest income	211	120	18
Other income	315	918
Net loss before income tax	(57,474)	(96,388)	(12,545)
Income tax benefit
Net loss	(57,474)	(96,388)	(12,545)
Less: Net loss attributable to noncontrolling interests	(2,605)	(4,625)	(535)
Net loss attributable to BeyondSpring Inc.	$ (54,869)	$ (91,763)	$ (12,010)
Net loss per share
Basic and diluted (in dollars per share)	$ (2.42)	$ (4.40)	$ (0.75)
Weighted average shares outstanding
Basic and diluted (in shares)	22,665,265	20,866,084	16,086,419
Other comprehensive loss
Foreign currency translation adjustment (loss) gain	$ 251	$ (1)	$ (64)
Total comprehensive loss	(57,223)	(96,389)	(12,609)
Less: Comprehensive loss attributable to noncontrolling interests	(2,578)	(4,535)	(561)
Comprehensive loss attributable to BeyondSpring Inc.	$ (54,645)	$ (91,854)	$ (12,048)